Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 15 — Related party balances and transactions

The Company borrowed RMB 75,500,000 from Shanghai Junei Internet Co. (which is under common control of Jie Zhao) in 2019 for cash flow purpose. The Company repaid RMB 91,500,000 during the year ended December 31, 2020. The Company also borrowed additional RMB 96,300,000 during the year ended December 31, 2020. The Company borrowed additional RMB 42,600,000 and repaid RMB 35,763,510 during the year ended December 31, 2021. The Company borrowed additional RMB 47,029,482 repaid RMB 75,644,627 during the year ended December 31, 2022. We repaid RMB 6,430,000 (USD 907,846) during the year ended December 31, 2023.The loan has an annual interest rate of 7% and is due in 2021 and 2022. During the year ended December 31, 2021, 2022 and 2023, interest expense related to this loan, included in finance expense, amounted to RMB 5,625,293, and RMB 1,542,315 and nil respectively.

Our subsidiary Shenzhen Yiyun borrowed a total of RMB 16,100,000 from Yang Cui (executive director of Shenzhen Yiyun) on August 20, 2021 for cash flow purpose. The loan bears no interest and is due in five years. We repaid RMB 1,500,000 (USD 215,375) during the year ended December 31, 2022. We transferred Shenzhen Yiyun on November, 2022. (See Note 5 for detail) Therefore, the loan balance RMB 14,600,000 (USD 2,096,316) was transferred and the balance was RMB 0 as of December 31, 2022.

Name of Related Parties	Relationship	Nature	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
			RMB	RMB	RMB	USD
Yang Cui	Executive director of Shenzhen Yiyun	Loan	16,100,000	-	-	-
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	71,036,490	42,421,345	35,991,345	5,081,585
Total:			87,136,490	42,421,345	35,991,345	5,081,585
Related party loan – current			20,000,000	42,421,345	-	-
Related party loan – non-current			67,136,490	-	35,991,345	5,081,585

The maturities schedule is as follows:

Twelve months ending December 31,	RMB	USD
2024	-	-
2025	35,991,345	5,081,585
Total	35,991,345	5,081,585

Joyous JD is a non-controlling shareholder of MicroAlgo. The amount below represents advance to Venus Acquisition Corp prior to the merger. The amount was non-interest bearing and due on demand.

	December 31,	December 31,	December 31,	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Other payables Related Party-Joyous JD	-	1,067,903	1,086,012	153,333